Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 47,100,000.00
Total Fee Amount	6,504.51
Total Offset Amount	0.00
Net Fee	$ 6,504.51
Offering Table N/A
Offset Table N/A	N/A